Nature of Business and Organization (Details)		1 Months Ended		12 Months Ended
	Dec. 18, 2020	Dec. 24, 2020	Nov. 06, 2018	Dec. 31, 2020	Dec. 07, 2020 USD ($)	Nov. 30, 2020 HKD ($)	Nov. 15, 2020 USD ($)	Oct. 31, 2020	Sep. 27, 2020	Jun. 01, 2020	Mar. 07, 2017
Nature of Business and Organization (Details) [Line Items]
Issued share capital (in Dollars)							$ 10,000,000
Acquisition Framework Agreement [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage									100.00%
Micro Beauty Lightspeed Investment Management HK Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage											100.00%
ICinit Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage										51.00%
Wimi HK [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage										53.00%
Bofeng Investment Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity transfer percentage							4.00%
Bravo Great Enterprises Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity transfer percentage							6.00%
Universal Winnings Holdings Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity transfer percentage					3.50%
Issued share capital (in Dollars)					$ 3,500,000
Excel Crest Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage						100.00%
Daily operations cost (in Dollars)						$ 1
Shenzhen Weiyixi [Member]
Nature of Business and Organization (Details) [Line Items]
Outstanding equity percentage						58.00%
Korgas Weidong Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage								60.00%
Beijing Wi Mi [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage	17.90%
Share transfer agreement, description	The original shareholders who collectively owned 17.9% of Beijing WiMi transferred their 17.9% equity interests of Beijing Wimi to Ms. Yao Zhaohua and Ms. Sun Yadong pursuant to share transfer agreements.	Beijing WiMi transferred 99.0% and 1.0% equity interests in Shenzhen Yitian to Ms. Yao Zhaohua and Ms. Sun Yadong for consideration of RMB 1 and RMB 1, respectively, pursuant to share transfer agreements.
Number of contractual agreement			four
Beijing Wi Mi [Member] | Exclusive Share Purchase Option Agreement [Member]
Nature of Business and Organization (Details) [Line Items]
Term of agreement				10 years
Beijing Wi Mi [Member] | Exclusive Assets Purchase Agreement [Member]
Nature of Business and Organization (Details) [Line Items]
Term of agreement				10 years
Ms. Yao Zhaohua [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage	99.90%
Ms. Sun Yadong [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage	0.10%
Shenzhen Yitian [Member]
Nature of Business and Organization (Details) [Line Items]
Number of contractual agreement		four